Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Schedule of Intangible assets

	As of December 31,
	2020	2021
	RMB	RMB
Non-competed agreements	6,740	6,740
Trademarks	1,070	1,070
Total intangible assets	7,810	7,810
Less: Accumulated amortization	(392)	(2,158)
Impairment loss	—	(5,652)
Total intangible assets, net	7,418	—